Financial Assets and Liabilities - Summary of Maximum Exposure to Credit Risk (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Credit Risk Exposure [Line Items]
2017	₱ 103,716	₱ 96,089
2017	504	505
Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	104,220	96,594
Cash and Cash Equivalent [member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	32,670	38,452
2017	235	270
Cash and Cash Equivalent [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	32,905	38,722
Loans and receivables [Member] | Advances and other noncurrent assets [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	20,679	17,068
Loans and receivables [Member] | Advances and other noncurrent assets [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	20,679	17,068
Loans and receivables [Member] | Short term investments [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	1,074	2,736
Loans and receivables [Member] | Short term investments [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	1,074	2,736
Loans and receivables [Member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	100	348
Loans and receivables [Member] | Investment in debt securities and other long term investments [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	100	348
Loans and receivables [Member] | Retail subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	9,135	7,656
2017	48	46
Loans and receivables [Member] | Retail subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	9,183	7,702
Loans and receivables [Member] | Corporate subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	6,117	5,318
2017	220	188
Loans and receivables [Member] | Corporate subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	6,337	5,506
Loans and receivables [Member] | Foreign administrations [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	5,579	5,191
Loans and receivables [Member] | Foreign administrations [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	5,579	5,191
Loans and receivables [Member] | Domestic carriers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	382	220
Loans and receivables [Member] | Domestic carriers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	382	220
Loans and receivables [Member] | Dealers agents and others [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	12,279	5,816
2017	1	1
Loans and receivables [Member] | Dealers agents and others [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	12,280	5,817
HTM investments [Member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	150	352
HTM investments [Member] | Investment in debt securities and other long term investments [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	150	352
Available-for-sale financial investments [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	15,165	12,189
Available-for-sale financial investments [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	15,165	12,189
Derivatives designated as hedges [member] | Long term currency swap contract [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	240	559
Derivatives designated as hedges [member] | Long term currency swap contract [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	240	559
Derivatives designated as hedges [member] | Interest rate swap contract [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	146	116
Derivatives designated as hedges [member] | Interest rate swap contract [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017	₱ 146	116
Financial instruments at FVPL [Member] | Short term investments [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017		2
Financial instruments at FVPL [Member] | Short term investments [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017		2
Financial instruments at FVPL [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017		54
Financial instruments at FVPL [Member] | Forward Foreign Exchange Contracts [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017		54
Financial instruments at FVPL [Member] | Short term currency swap contract [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017		12
Financial instruments at FVPL [Member] | Short term currency swap contract [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
2017		₱ 12